Earnings / (Loss) per Share	6 Months Ended
Jun. 30, 2026
Earnings / (Loss) per Share [Abstract]
Earnings / (Loss) per Share
15.	Earnings / (Loss) per Share:

The calculation of earnings / (loss) per common share is summarized below:

	June 30,
	2026	2025

Net income / (loss)	$35,894	$(3,967)
Less: Dividends to non-vested participating securities	(180)	(66)
Less: Undistributed earnings to non-vested participating securities	(573)	-
Net income / (loss) attributable to common shareholders, basic	$35,141	$(4,033)

Undistributed earnings to non-vested participating securities	573	-
Undistributed earnings reallocated to non-vested participating securities	(585)	-
Net income / (loss) attributable to common shareholders, diluted	$35,129	$(4,033)

Weighted average number of common shares outstanding, basic and diluted	21,019,838	20,255,507

Earnings / (loss) per share attributable to common shareholders, basic and diluted	$1.67	$(0.20)

As of June 30, 2026, 560,250 non-vested participating shares under the Company’s Equity Incentive Plan were excluded from the computation of diluted shares as their effect was already considered under the more dilutive two-class method used above (Note 16).

As of June 30, 2025, 441,801 non-vested participating shares under the Company’s Equity Incentive Plan were excluded from the computation of diluted shares as their effect was already considered under the more dilutive two-class method used above (Note 16) and unexercised warrants were also excluded from the computation of diluted shares as their effect would be anti-dilutive due to the loss in the period.